Lazard
Retirement Series
Semi-Annual
Report

JUNE 30, 2002


                                                                   [LOGO] LAZARD

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LAZARD RETIREMENT SERIES, INC.


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TABLE OF CONTENTS                                                           PAGE

Investment Overviews ......................................................   2
Performance Overviews .....................................................   5
Portfolios of Investments
    Lazard Retirement Equity Portfolio ....................................   9
    Lazard Retirement Small Cap Portfolio .................................  11
    Lazard Retirement International Equity Portfolio ......................  14
    Lazard Retirement Emerging Markets Portfolio ..........................  16
Notes to Portfolios of Investments ........................................  18
Statements of
    Assets and Liabilities ................................................  20
    Operations ............................................................  21
    Changes in Net Assets .................................................  22
Financial Highlights ......................................................  24
Notes to Financial Statements .............................................  26
Board of Directors and Officers Information ...............................  29


SHARES OF THE PORTFOLIOS ARE OFFERED ONLY TO SEPARATE ACCOUNTS ESTABLISHED BY INSURANCE COMPANIES TO FUND VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES. PORTFOLIO SHARES MAY ALSO BE OFFERED TO CERTAIN QUALIFIED PENSION AND RETIREMENT PLANS AND ACCOUNTS PERMITTING ACCUMULATION OF ASSETS ON A TAX-DEFERRED BASIS.

THE VIEWS OF THE FUND'S MANAGEMENT AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS REPORT ARE AS OF JUNE 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THIS DATE. INFORMATION PROVIDED IN THIS REPORT SHOULD NOT BE CONSIDERED A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.


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LAZARD RETIREMENT SERIES, INC.
INVESTMENT OVERVIEWS


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A MESSAGE FROM LAZARD

Despite recent market volatility, investor uncertainty and accounting scandals at Enron, WorldCom and Xerox, Lazard sees many reasons to be optimistic about the economy. During this stage of a market cycle, investors often feel compelled to make hasty choices, seeking the security of cash rather than holding on to equities. While it is normal to want to respond to market movements in some way, it is important not be guided by emotion.

Investors are now questioning the basis of predictions that promised a sharp rebound in the global economy in the second half of 2002 and whether such a rebound would positively affect corporate earnings. Lazard believes that despite the current weakness in the equity markets and the parade of corporate bankruptcies and scandals, the economy shows signs of gradually shedding its excesses and preparing for improvement. There is no question that these recent scandals are a setback and a disappointment to us as investors. One result of these events is that many companies have begun to institute changes that are intended to better protect investors' interests. Indeed, these failures of management may serve as the catalysts for changes in how businesses are governed in the future.

We are pleased to report that the Portfolios of Lazard Retirement Series have outperformed their benchmarks during the first six months of 2002, as the portfolio management teams remained focused on stock selection and research analysts have focused on the fundamentals of the companies they follow.

The following Investment Overviews should provide you with more detailed thoughts about the current market environment and insights on the Portfolios and their recent performance.

EQUITY MARKETS OVERVIEW

Global equity markets have suffered significantly since the technology bubble burst in March of 2000. The decade-long U.S. economic boom came to a halt when asset prices, having reached unsustainable levels, finally buckled. The slowing U.S. economy affected global markets and economies, and became more pronounced after the September 11th terrorist attacks, which fostered even more pessimism. Investor fears subsided temporarily during the fourth quarter of 2001 and first quarter of 2002 in anticipation of a robust U.S. economic recovery led by low interest rates and tax cuts. However, these hopes faded quickly in the second quarter as investors lost faith in corporate accounting and the integrity of Wall Street analysts, even as signs of a recovery (including a robust 5.0% first quarter 2002 growth in U.S. GDP and signs of a long-awaited rebound in business investment) continued to emerge. By the close of the second quarter, the S&P 500(R) Index retreated to the near-lows experienced immediately after September 11th. Mid cap and small cap equities, on the other hand, held up fairly well and continued to outperform larger U.S. stocks. European stocks were also hard-hit as reports of a sluggish 0.1% rise in Euro zone GDP in the first quarter eroded confidence in the recovery's strength. Surprisingly, Japanese stocks fell only modestly and outperformed the rest of the world's developed markets even as Moody's downgraded the country's long-term debt rating due to escalating public debt and the perception that it will continue. However, sharp gains in both the Euro and the Yen versus the U.S. dollar significantly mitigated the declines for the U.S. dollar-based investor, illustrating the benefits of diversification among currencies. Emerging markets equities, like their global counterparts, experienced profit-taking during the second quarter as concerns over a slackening global economic growth dominated market activity. Latin American shares, affected by continuing economic and political problems in Argentina and election worries in Brazil, performed poorly. Middle Eastern stocks fell as well, with particular weakness arising from Israeli technology and Turkish equities. Asian equities, most notably those of Indonesia and Thailand, fared best and performed strongly.

LAZARD RETIREMENT EQUITY PORTFOLIO

Retirement Equity Portfolio posted a total return of (8.21)% for the six-month period ended June 30, 2002, exceeding the (13.16)% return of the S&P 500 Index during the same period.


2

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LAZARD RETIREMENT SERIES, INC.
INVESTMENT OVERVIEWS (CONTINUED)


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While the Portfolio was down on an absolute basis, it performed well versus the
S&P 500 Index partially due to strong stock selection in producer manufacturing. This sector was bolstered by the Portfolio's holdings in Lockheed Martin and United Technologies, which have benefited from rising government spending on defense. In addition, Lockheed Martin benefited from its own operational efficiencies, while United Technologies has seen strong cash flows due to relative stability in its Otis elevator division. The Portfolio's technology holdings also performed reasonably well due to our focus on solid valuation support. Motorola's modest gains amid significant weakness in the sector illustrates that effective cost cutting can help support earnings even in a challenging operating environment. In contrast, the Portfolio's modest overweight position in telecommunications versus the S&P 500 proved detrimental as high profile problems at WorldCom and a general lack of earnings potential continued to weigh on the sector and affect returns.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

Retirement Small Cap Portfolio posted a total return of (2.68)% for the six months ended June 30, 2002, exceeding the (4.70)% return of the Russell 2000(R) Index during the same period.

Strong stock selection in technology and healthcare were primary factors in the Portfolio outperforming the Russell 2000 Index. Lazard's continued focus on valuation helped the Portfolio avoid the more speculative technology and biotech companies that were severely affected during the decline. Strong performers in the technology sector included Garmin and American Management Systems. Strong performers in the healthcare sector were Dentsply International and Manor Care. Dentsply rose on market share gains while Manor Care was helped by improved reimbursement rates for its services. Stock selection in finance detracted from performance as Everest Re and Allied Capital experienced weakness. In addition, Sierra Pacific fell as Nevada regulators unexpectedly disallowed the recovery of a substantial portion of costs that the company had paid to acquire electricity during last summer's California energy crisis.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

Retirement International Equity Portfolio posted a total return of 1.21% for the six months ended June 30, 2002, beating the (1.62)% return of the Morgan Stanley Capital International ("MSCI"(R)) Europe, Australasia and Far East ("EAFE"(R)) Index during the same period.

The Portfolio's success, partially due to Lazard's continuing focus on solid valuation support, was particularly benefited by stock selection in the hard-hit telecommunications sector. For example, NTT DoCoMo, the Japanese telecommunications service provider, managed modest gains amid dramatic weakness in the group -- telecom stocks in the MSCI EAFE Index were down 28%, in aggregate, for the six months ended June 30th. NTT's performance was attributable to its low valuation and improved investor sentiment toward the company. Stock selection in the U.K. also helped our relative performance versus the MSCI EAFE Index. Imperial Tobacco's profits rose due to its greater focus on the U.K. market and the successful integration of recent acquisitions. The Portfolio's relatively modest weighting in the cyclical industrial sector detracted from returns as these stocks rallied in anticipation of an economic recovery.

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

Retirement Emerging Markets Portfolio posted a total return of 5.30% for the six-month period ended June 30, 2002, beating the 2.07% return of the MSCI Emerging Markets Free ("EMF"(R)) Index during the same period.

The Portfolio's performance was attributable to stock selection in South Africa and Hong Kong, as well as our overweight position in Indonesia. Latin American shares were affected by continuing economic and political problems in Argentina and election worries in Brazil. Middle Eastern stocks also fell due to particular weakness in Israeli technology and Turkish equities. Asian equities, most notably those of Indonesia, fared well. Lazard's stock selection in the materials, energy, telecommunications and consumer staples sectors also helped performance, as did our underweight position in technology. The



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LAZARD RETIREMENT SERIES, INC.
INVESTMENT OVERVIEWS (CONCLUDED)


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technology sector was weak globally, but the first half of the year was also characterized by severe weakness in the telecommunications and utilities sectors. Telecommunications companies, already hard-hit, suffered even more after WorldCom announced the need for a large cash flow restatement, while utility companies with any exposure to energy trading were weighed down as a result of lingering fears following the Enron scandal.



----------
NOTES TO INVESTMENT OVERVIEWS:

All returns are for the period ended June 30, 2002 and assume reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolios have been waived or reimbursed by the Fund's Investment Manager and Administrator; without such waiver/reimbursement of expenses, the Portfolios' returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

The performance data of the indices and other market data have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. These indices are unmanaged, have no fees or costs and are not available for investment.

Past performance is not indicative, nor a guarantee, of future results.





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LAZARD RETIREMENT SERIES, INC.
PERFORMANCE OVERVIEWS


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LAZARD RETIREMENT EQUITY PORTFOLIO

COMPARISON OF CHANGES IN VALUE OF $10,000 INVESTMENT IN LAZARD RETIREMENT EQUITY
                        PORTFOLIO AND S&P 500(R) INDEX*

               [DATA BELOW REPRESENTS GRAPH IN THE PRINTED PIECE]

                    3/18/98    Jun 98     Dec 98     Jun 99     Dec 99
                    -------    ------     ------     ------     ------
Retirement Equity
  Portfolio         10,000    10,409.9   11,088.7   12,403.4   11,993.8
S&P 500 Index       10,000    10,489.6   11,455     12,875.7   13,868.5


                    Jun 00     Dec 00     Jun 01     Dec 01     Jun 02
                    ------     ------     ------     ------     ------
Retirement Equity
  Portfolio        11,931.1   11,982.2   12,017.7   11,088.2    10,177
S&P 500 Index      13,808.4   12,604.2   11,760.3   11,107       9,645


                 -------------------------------------------
                 Retirement Equity Portfolio ....... $10,177
                 S&P 500 Index .....................   9,645
                 -------------------------------------------

     ------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS*
     PERIODS ENDED JUNE 30, 2002
                                                     ONE       SINCE
                                                     YEAR   INCEPTION**
                                                    ------  -----------
     Retirement Equity Portfolio ................  (15.31)%    0.41%
     S&P 500 Index ..............................  (17.99)    (0.84)
     ------------------------------------------------------------------

----------
 * All returns assume reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio's Investment Manager and Administrator; without such waiver/reimbursement of expenses, the Portfolio's returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

   Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that an investor's shares in the Portfolio, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods.

   The performance data of the index has been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to its accuracy. The index is unmanaged, has no fees or costs and is not available for investment. The S&P 500 Index is a market capitalization-weighted index of 500 common stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of these stocks, which represent all major industries.

** The Portfolio's inception date was March 18, 1998.



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LAZARD RETIREMENT SERIES, INC.
PERFORMANCE OVERVIEWS (CONTINUED)


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LAZARD RETIREMENT SMALL CAP PORTFOLIO

    COMPARISON OF CHANGES IN VALUE OF $10,000 INVESTMENT IN LAZARD RETIREMENT
                 SMALL CAP PORTFOLIO AND RUSSELL 2000(R) INDEX*

               [DATA BELOW REPRESENTS GRAPH IN THE PRINTED PIECE]

                     11/4/97    Dec 97    Jun 98     Dec 98    Jun 99    Dec 99
                     --------  --------  --------   --------  --------  --------
Retirement Small Cap
  Portfolio          10,000     9,855.8  10,186.6   9,539.05  10,690.6  10,027.9
Russell 2000 Index   10,000     9,933.6  10,423     9,680.64  10,579.1  11,738.3


                      Jun 00    Dec 00    Jun 01    Dec 01    Jun 02
                     --------  --------  --------  --------   ------
Retirement Small Cap
  Portfolio          11,007.7  12,138.9  13,543.3  14,398.9   14,015
Russell 2000 Index   12,094.8  11,383.9  12,174.1  11,675.7   11,118


                 -------------------------------------------
                 Retirement Small Cap Portfolio..... $14,015
                 Russell 2000 Index.................  11,118
                 -------------------------------------------

     ------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS*
     PERIODS ENDED JUNE 30, 2002
                                                     ONE       SINCE
                                                     YEAR   INCEPTION**
                                                    ------  -----------
     Retirement Small Cap Portfolio..............    3.48%     7.52%
     Russell 2000 Index..........................   (8.60)     2.30
     ------------------------------------------------------------------

----------
 * All returns assume reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio's Investment Manager and Administrator; without such waiver/reimbursement of expenses, the Portfolio's returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

   Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that an investor's shares in the Portfolio, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods.

   The performance data of the index has been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to its accuracy. The index is unmanaged, has no fees or costs and is not available for investment. The Russell 2000 Index is comprised of the 2,000 smallest U.S. companies included in the Russell 3000(R) Index (which consists of the 3,000 largest U.S. companies by capitalization).

** The Portfolio's inception date was November 4, 1997.



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LAZARD RETIREMENT SERIES, INC.
PERFORMANCE OVERVIEWS (CONTINUED)


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LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

    COMPARISON OF CHANGES IN VALUE OF $10,000 INVESTMENT IN LAZARD RETIREMENT
     INTERNATIONAL EQUITY PORTFOLIO AND MORGAN STANLEY CAPITAL INTERNATIONAL
         ("MSCI"(R)) EUROPE, AUSTRALASIA AND FAR EAST ("EAFE"(R)) INDEX*

               [DATA BELOW REPRESENTS GRAPH IN THE PRINTED PIECE]

                            9/1/98     Dec 98     Jun 99     Dec 99     Jun 00
                           --------   --------   --------   --------   --------
Retirement International
  Equity Portfolio         10,000     11,230.1   11,819.9   13,634.8   13,119.1
MSCI EAFE Index            10,000     11,695.9   12,159.9   14,850     14,247.2

                            Dec 00     Jun 01     Dec 01     Jun 02
                           --------   --------   --------   --------
Retirement International
  Equity Portfolio         12,322.5   10,681.4    9,357.5    9,471
MSCI EAFE Index            12,746.2   10,884.1   10,013.3    9,850


            ---------------------------------------------------
            Retirement International Equity Portfolio... $9,471
            MSCI EAFE Index.............................  9,850
            ---------------------------------------------------

     ------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS*
     PERIODS ENDED JUNE 30, 2002
                                                     ONE        SINCE
                                                     YEAR    INCEPTION**
                                                    ------   -----------
     Retirement International Equity Portfolio...   (11.33)%   (1.41)%
     MSCI EAFE Index.............................    (9.49)    (0.39)
     ------------------------------------------------------------------

----------
 * All returns assume reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio's Investment Manager and Administrator; without such waiver/reimbursement of expenses, the Portfolio's returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

   Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that an investor's shares in the Portfolio, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods.

   The performance data of the index has been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to its accuracy. The index is unmanaged, has no fees or costs and is not available for investment. The MSCI EAFE Index is a broadly diversified international index comprised of equity securities of approximately 1,000 companies located outside the United States.

** The Portfolio's inception date was September 1, 1998.



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LAZARD RETIREMENT SERIES, INC.
PERFORMANCE OVERVIEWS (CONCLUDED)


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LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

    COMPARISON OF CHANGES IN VALUE OF $10,000 INVESTMENT IN LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO AND MSCI EMERGING MARKETS FREE ("EMF"(R)) INDEX*

               [DATA BELOW REPRESENTS GRAPH IN THE PRINTED PIECE]

                      11/4/97    Dec 97    Jun 98    Dec 98    Jun 99    Dec 99
                      -------   --------   ------    ------    ------    ------
Retirement Emerging
  Markets Portfolio   10,000    9,529.38  8,494.69  7,351.66  9,488.61  11,181.7
MSCI EMF Index        10,000    9,401.22  7,627.56  7,018.97  9,817.09  11,679.7


                       Jun 00    Dec 00   Jun 01    Dec 01    Jun 02
                       ------    ------   ------    ------    ------
Retirement Emerging
  Markets Portfolio   10,338.5  8,042.79  8,010.97  7,634.33  8,040
MSCI EMF Index        10,746.3  8,104.44  7,971.36  7,912.37  8,076


            ---------------------------------------------------
            Retirement Emerging Markets Portfolio....... $8,040
            MSCI EMF Index..............................  8,076
            ---------------------------------------------------

     ------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS*
     PERIODS ENDED JUNE 30, 2002
                                                     ONE        SINCE
                                                     YEAR    INCEPTION**
                                                    ------   -----------
     Retirement Emerging Markets Portfolio.......    0.35%     (4.58)%
     MSCI EMF Index..............................    1.31      (4.48)
     ------------------------------------------------------------------

----------
 * All returns assume reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio's Investment Manager and Administrator; without such waiver/reimbursement of expenses, the Portfolio's returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance.

   Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that an investor's shares in the Portfolio, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods.

   The performance data of the index has been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to its accuracy. The index is unmanaged, has no fees or costs and is not available for investment. The MSCI EMF Index is comprised of emerging market securities in countries open to non-local investors.

** The Portfolio's inception date was November 4, 1997.



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LAZARD RETIREMENT SERIES, INC.

PORTFOLIOS OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                        SHARES     VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT EQUITY PORTFOLIO

COMMON STOCKS--94.9%

AEROSPACE & DEFENSE--2.9%
 Lockheed Martin Corp. ...........................   950  $   66,025
 United Technologies Corp. .......................   950      64,505
                                                          ----------
                                                             130,530
                                                          ----------
APPAREL & TEXTILES--0.8%
 NIKE, Inc., Class B .............................   700      37,555
                                                          ----------
AUTOMOTIVE--0.9%
 Delphi Corp. .................................... 3,100      40,920
                                                          ----------
BANKING--8.6%
 Bank of America Corp. ........................... 1,533     107,862
 Bank One Corp. ..................................   900      34,632
 FleetBoston Financial Corp. ..................... 2,000      64,700
 SouthTrust Corp. ................................ 1,900      49,628
 Wachovia Corp. .................................. 2,200      83,996
 Wells Fargo & Co. ...............................   900      45,054
                                                          ----------
                                                             385,872
                                                          ----------
BREWERY--1.3%
 Anheuser-Busch Cos., Inc. ....................... 1,200      60,000
                                                          ----------
BROADCASTING--1.6%
 Comcast Corp., Class A (a) ...................... 3,000      71,520
                                                          ----------
BUSINESS SERVICES & SUPPLIES--3.4%
 Accenture, Ltd., Class A (a) .................... 3,200      60,800
 Convergys Corp. (a) ............................. 2,200      42,856
 Pitney Bowes, Inc. .............................. 1,200      47,664
                                                          ----------
                                                             151,320
                                                          ----------
COMPUTER SOFTWARE--4.1%
 Microsoft Corp. (a) ............................. 1,700      92,990
 Oracle Corp. (a) ................................ 9,400      89,018
                                                          ----------
                                                             182,008
                                                          ----------
COMPUTERS & BUSINESS EQUIPMENT--1.8%
 International Business Machines Corp. ........... 1,100      79,200
                                                          ----------
COSMETICS & TOILETRIES--2.1%
 Colgate-Palmolive Co. ...........................   800      40,040
 The Gillette Co. ................................ 1,600      54,192
                                                          ----------
                                                              94,232
                                                          ----------
DIVERSIFIED--8.5%
 3M Co. ..........................................   500      61,500
 Emerson Electric Co. ............................ 1,400      74,914
 General Electric Co. ............................ 3,200      92,960
 Philip Morris Cos., Inc. ........................ 1,900      82,992
 PPG Industries, Inc. ............................ 1,100      68,090
                                                          ----------
                                                             380,456
                                                          ----------

DESCRIPTION                                        SHARES     VALUE
--------------------------------------------------------------------------------
DRUGS & HEALTH CARE--8.3%
 Eli Lilly & Co. .................................   900    $ 50,760
 HCA, Inc. ....................................... 1,900      90,250
 Merck & Co., Inc. ...............................   650      32,916
 Pfizer, Inc. .................................... 2,700      94,500
 Pharmacia Corp. ................................. 1,200      44,940
 Wyeth ........................................... 1,100      56,320
                                                          ----------
                                                             369,686
                                                          ----------
FINANCIAL SERVICES--5.7%
 Citigroup, Inc. ................................. 3,203     124,116
 J.P. Morgan Chase & Co. .........................   800      27,136
 Merrill Lynch & Co., Inc. ....................... 2,200      89,100
 The Bank of New York Co., Inc. ..................   400      13,500
                                                          ----------
                                                             253,852
                                                          ----------

FOOD & BEVERAGES--7.5%
 H.J. Heinz Co. .................................. 1,200      49,320
 Kraft Foods, Inc., Class A ...................... 2,300      94,185
 PepsiCo, Inc. ................................... 1,100      53,020
 The Coca-Cola Co. ............................... 1,000      56,000
 The Kroger Co. (a) .............................. 4,100      81,590
                                                          ----------
                                                             334,115
                                                          ----------
FOREST & PAPER PRODUCTS--1.9%
 MeadWestvaco Corp. .............................. 2,500      83,900
                                                          ----------
HOUSEHOLD PRODUCTS & HOME
  FURNISHINGS--0.9%
 Newell Rubbermaid, Inc. ......................... 1,100      38,566
                                                          ----------
INSURANCE--5.9%
 American International Group, Inc. .............. 1,100      75,053
 John Hancock Financial Services, Inc. ...........   600      21,120
 MetLife, Inc. ................................... 1,900      54,720
 Principal Financial Group, Inc. (a) ............. 1,700      52,700
 The St. Paul Cos., Inc. ......................... 1,500      58,380
                                                          ----------
                                                             261,973
                                                          ----------
LEISURE & ENTERTAINMENT--1.6%
 Mattel, Inc. .................................... 3,500      73,780
                                                          ----------
MULTIMEDIA--4.4%
 The News Corp., Ltd. ADR ........................ 4,500      88,875
 The Walt Disney Co. ............................. 2,100      39,690
 Viacom, Inc., Class B (a) ....................... 1,500      66,555
                                                          ----------
                                                             195,120
                                                          ----------
OIL & GAS--8.5%
 Baker Hughes, Inc. .............................. 1,000      33,290
 Burlington Resources, Inc. ...................... 2,100      79,800
 ChevronTexaco Corp. .............................   755      66,818
 Conoco, Inc. .................................... 2,200      61,160
 Exxon Mobil Corp. ............................... 1,400      57,288


              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                             FINANCIAL STATEMENTS.

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LAZARD RETIREMENT SERIES, INC.

PORTFOLIOS OF INVESTMENTS (CONTINUED)
JUNE 30, 2002 (UNAUDITED)

DESCRIPTION                                        SHARES     VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT EQUITY PORTFOLIO (CONCLUDED)
 Royal Dutch Petroleum Co.
  NY Shares ...................................... 1,450  $   80,141
                                                          ----------
                                                             378,497
                                                          ----------
REAL ESTATE--0.7%
 Equity Office Properties Trust .................. 1,100      33,110
                                                          ----------
RETAIL--2.6%
 Target Corp. .................................... 1,500      57,150
 Wal-Mart Stores, Inc. ........................... 1,100      60,511
                                                          ----------
                                                             117,661
                                                          ----------
SEMICONDUCTORS & COMPONENTS--2.3%
 Intel Corp. ..................................... 2,250      41,108
 Texas Instruments, Inc. ......................... 2,700      63,990
                                                          ----------
                                                             105,098
                                                          ----------
TELECOMMUNICATIONS--4.8%
 Motorola, Inc. .................................. 5,000      72,100
 SBC Communications, Inc. ........................ 1,634      49,837
 Verizon Communications, Inc. .................... 2,300      92,345
                                                          ----------
                                                             214,282
                                                          ----------
TOBACCO--0.4%
 Loews Corp. - Carolina Group ....................   700      18,935
                                                          ----------
UTILITIES--3.4%
 Entergy Corp. ................................... 1,100      46,684
 FirstEnergy Corp. ............................... 1,600      53,408
 KeySpan Corp. ...................................   300      11,295
 Public Service Enterprise Group, Inc. ...........   900      38,970
                                                          ----------
                                                             150,357
                                                          ----------
TOTAL COMMON STOCKS
 (Identified cost $4,516,552) ....................         4,242,545
                                                          ----------
CONVERTIBLE PREFERRED STOCK--0.4%
TELECOMMUNICATIONS--0.4%
 Motorola, Inc.
  (Identified cost $20,036) ......................   400      18,348
                                                          ----------

--------------------------------------------------------------------------------
                                               PRINCIPAL
                                                AMOUNT
DESCRIPTION                                      (000)       VALUE
--------------------------------------------------------------------------------
CONVERTIBLE BONDS--2.5%
BUSINESS SERVICES & SUPPLIES--1.2%
 First Data Corp.,
  2.00%, 03/01/08 (d) .........................  $ 48     $   53,419
                                                          ----------
COMPUTERS & BUSINESS
  EQUIPMENT--1.3%
 Hewlett-Packard Co.,
  0.00%, 10/14/17 (d), (e) ....................   123         55,264
                                                          ----------
TOTAL CONVERTIBLE BONDS
 (Identified cost $119,916) ...................              108,683
                                                          ----------
TOTAL INVESTMENTS
 (Identified cost $4,656,504) (b) .............    97.8%  $4,369,576
CASH AND OTHER ASSETS IN
 EXCESS OF LIABILITIES ........................     2.2      100,238
                                                -------   ----------
NET ASSETS ....................................   100.0%  $4,469,814
                                                =======   ==========


              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                             FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.

PORTFOLIOS OF INVESTMENTS (CONTINUED)
JUNE 30, 2002 (UNAUDITED)

DESCRIPTION                                       SHARES     VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT SMALL CAP PORTFOLIO

COMMON STOCKS--97.6%

AEROSPACE & DEFENSE--2.2%
 The Titan Corp. (a) ...........................  42,200  $  771,838
 United Defense Industries, Inc. (a) ...........  24,200     556,600
                                                         -----------
                                                           1,328,438
                                                         -----------
AIRLINES--1.0%
 Atlantic Coast Airlines Holdings,
  Inc. (a) .....................................  28,500     618,450
                                                         -----------
AUTOMOTIVE--2.6%
 American Axle & Manufacturing
  Holdings, Inc. (a) ...........................  27,400     814,876
 Navistar International Corp. (a) ..............  25,400     812,800
                                                         -----------
                                                           1,627,676
                                                         -----------
BANKING--5.2%
 Chittenden Corp. ..............................  11,900     344,862
 East West Bancorp, Inc. .......................  15,600     538,512
 First Midwest Bancorp, Inc. ...................  11,400     316,692
 Hudson United Bancorp .........................  16,300     465,528
 Irwin Financial Corp. .........................  23,700     476,370
 New York Community Bancorp, Inc. ..............  22,803     608,384
 Provident Financial Group, Inc. ...............  13,400     388,734
 United Bankshares, Inc. .......................   1,300      38,194
                                                         -----------
                                                           3,177,276
                                                         -----------
BUILDING & CONSTRUCTION--2.0%
 Granite Construction, Inc. ....................  28,054     709,766
 Toll Brothers, Inc. (a) .......................  17,800     521,540
                                                         -----------
                                                           1,231,306
                                                         -----------
BUSINESS SERVICES & SUPPLIES--7.7%
 ADVO, Inc. (a) ................................     800      30,456
 American Management Systems,
  Inc. (a) .....................................  37,200     710,892
 Answerthink, Inc. (a) .........................  93,400     353,986
 Dendrite International, Inc. (a) ..............  28,300     273,661
 Gartner, Inc., Class A (a) ....................  38,700     390,870
 MAXIMUS, Inc. (a) .............................  17,500     554,750
 Plexus Corp. (a) ..............................  22,300     403,630
 PRG-Schultz International, Inc. (a) ...........  61,800     760,758
 Tier Technologies, Inc., Class B (a) ..........  19,200     342,144
 United Stationers, Inc. (a) ...................  18,900     574,560
 Watson Wyatt & Co. Holdings (a) ...............  15,400     372,988
                                                         -----------
                                                           4,768,695
                                                         -----------
CHEMICALS--1.6%
 Ferro Corp. ...................................  16,300     491,445
 Spartech Corp. ................................  18,900     514,647
                                                         -----------
                                                           1,006,092
                                                         -----------


DESCRIPTION                                       SHARES      VALUE
--------------------------------------------------------------------------------
COMPUTER SOFTWARE--2.2%
 HNC Software, Inc. (a) ........................  39,900  $  666,330
 Mentor Graphics Corp. (a) .....................  47,500     675,450
                                                         -----------
                                                           1,341,780
                                                         -----------
COMPUTERS & BUSINESS EQUIPMENT--4.1%
 Advanced Digital Information
  Corp. (a) ....................................  58,900     496,527
 Avocent Corp. (a) .............................  41,300     657,496
 Foundry Networks, Inc. (a) ....................  91,600     643,948
 Maxtor Corp. (a) .............................. 154,400     697,888
                                                         -----------
                                                           2,495,859
                                                         -----------
DIVERSIFIED--2.4%
 Pittston Brink's Group ........................  32,600     782,400
 The Liberty Corp. .............................  17,900     713,315
                                                         -----------
                                                           1,495,715
                                                         -----------

DRUGS & HEALTH CARE--6.5%
 aaiPharma, Inc. (a) ...........................  18,400     413,632
 Apria Healthcare Group, Inc. (a) ..............  34,300     768,320
 Celgene Corp. (a) .............................  26,000     397,800
 Kindred Healthcare, Inc. (a) ..................  15,200     675,944
 Manor Care, Inc. (a) ..........................  32,300     742,900
 MIM Corp. (a) .................................  57,700     697,593
 Pharmacopeia, Inc. (a) ........................  33,800     287,942
                                                         -----------
                                                           3,984,131
                                                         -----------
EDUCATION--1.0%
 Learning Tree International, Inc. (a) .........  31,700     587,718
                                                         -----------
ELECTRICAL EQUIPMENT--2.1%
 Axcelis Technologies, Inc. (a) ................  60,400     682,520
 LTX Corp. (a) .................................  41,400     591,192
                                                         -----------
                                                           1,273,712
                                                         -----------
ELECTRONICS--1.3%
 Actel Corp. (a) ...............................   2,400      50,448
 Microsemi Corp. (a) ...........................  51,700     341,220
 Pixelworks, Inc. (a) ..........................  48,800     409,432
                                                         -----------
                                                             801,100
                                                         -----------
FINANCIAL SERVICES--3.3%
 Financial Federal Corp. (a) ...................  11,300     374,030
 IndyMac Bancorp, Inc. (a) .....................  31,700     718,956
 Investment Technology Group, Inc.(a) ..........  15,100     493,770
 W.P. Stewart & Co., Ltd. ......................  17,300     441,496
                                                         -----------
                                                           2,028,252
                                                         -----------
FOOD & BEVERAGES--2.6%
 Interstate Bakeries Corp. .....................  16,900     488,072
 PepsiAmericas, Inc. ...........................  36,700     548,298


              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                             FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.

PORTFOLIOS OF INVESTMENTS (CONTINUED)
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                       SHARES      VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT SMALL CAP PORTFOLIO (CONTINUED)
 The Robert Mondavi Corp., Class A (a) .......... 16,200 $   554,526
                                                         -----------
                                                           1,590,896
                                                         -----------
FOREST & PAPER PRODUCTS--0.9%
 Packaging Corp. of America (a) ................. 24,500     487,305
 Wausau-Mosinee Paper Corp. .....................  8,000      96,400
                                                         -----------
                                                             583,705
                                                         -----------
HOUSEHOLD PRODUCTS
  & HOME FURNISHINGS--1.4%
 Furniture Brands International, Inc. (a) ....... 13,400     405,350
 Harman International Industries, Inc. ..........  9,700     477,725
                                                         -----------
                                                             883,075
                                                         -----------
INDUSTRIAL & MACHINERY--4.0%
 AMETEK, Inc. ................................... 10,900     406,025
 Esterline Technologies Corp. (a) ............... 15,800     358,660
 Flowserve Corp. (a) ............................ 20,600     613,880
 Graco, Inc. ....................................  6,900     173,466
 JLG Industries, Inc. ........................... 38,300     537,349
 Roper Industries, Inc. ......................... 10,500     391,650
                                                         -----------
                                                           2,481,030
                                                         -----------
INSURANCE--5.9%
 AmerUs Group Co. ............................... 24,100     894,110
 Arthur J. Gallagher & Co. ...................... 12,100     419,265
 Everest Re Group, Ltd. ......................... 10,600     593,070
 HCC Insurance Holdings, Inc. ................... 24,600     648,210
 Max Re Capital, Ltd. ........................... 20,200     272,700
 RenaissanceRe Holdings, Ltd. ................... 12,600     461,160
 W.R. Berkley Corp. .............................  6,400     352,000
                                                         -----------
                                                           3,640,515
                                                         -----------
LEISURE & ENTERTAINMENT--3.8%
 Alliance Gaming Corp. (a) ...................... 26,600     331,968
 Bally Total Fitness Holding Corp.(a) ........... 31,400     587,494
 Brunswick Corp. ................................ 24,700     691,600
 Oakley, Inc. (a) ............................... 41,900     729,060
                                                         -----------
                                                           2,340,122
                                                         -----------
MANUFACTURING--2.4%
 Allegheny Technologies, Inc. ................... 31,500     497,700
 Crane Co. ......................................  2,000      50,760
 Federal Signal Corp. ........................... 20,600     494,400
 York International Corp. ....................... 13,000     439,270
                                                         -----------
                                                           1,482,130
                                                         -----------
MEDICAL PRODUCTS & SERVICES--4.3%
 Albany Molecular Research, Inc. (a) ............ 25,200     532,728
 American Medical Systems
  Holdings, Inc. (a) ............................ 25,300     507,518
 Gene Logic, Inc. (a) ........................... 36,400     509,600


DESCRIPTION                                       SHARES      VALUE
--------------------------------------------------------------------------------
 INAMED Corp. (a) ............................... 20,000  $  541,400
 Varian, Inc. (a) ............................... 16,500     543,675
                                                         -----------
                                                           2,634,921
                                                         -----------
OIL & GAS--5.6%
 Cal Dive International, Inc. (a) ............... 22,800     501,600
 Core Laboratories NV (a) .......................  9,100     109,382
 Helmerich & Payne, Inc. ........................ 19,400     692,968
 Hydril Co. (a) ................................. 21,100     565,480
 Key Energy Services, Inc. (a) .................. 22,900     240,450
 Kinder Morgan Management, LLC (a) .............. 19,370     590,785
 St. Mary Land & Exploration Co. ................ 31,000     745,860
                                                         -----------
                                                           3,446,525
                                                         -----------

PRINTING & PUBLISHING--2.7%
 Journal Register Co. (a) ....................... 26,768     538,037
 Pulitzer, Inc. .................................  7,300     378,870
 R. H. Donnelley Corp. (a) ...................... 27,100     757,987
                                                         -----------
                                                           1,674,894
                                                         -----------
REAL ESTATE--6.9%
 Alexandria Real Estate Equities, Inc. .......... 15,000     740,100
 Camden Property Trust .......................... 16,600     614,698
 Capital Automotive REIT ........................ 20,100     479,586
 Catellus Development Corp. (a) ................. 15,500     316,510
 Health Care Property Investors, Inc. ........... 19,700     845,130
 Heritage Property Investment Trust ............. 38,800   1,036,348
 The Mills Corp. ................................  7,900     244,900
                                                         -----------
                                                           4,277,272
                                                         -----------
RETAIL--8.5%
 American Eagle Outfitters, Inc. (a) ............ 25,700     543,298
 Genesco, Inc. (a) .............................. 29,200     711,020
 Linens 'n Things, Inc. (a) ..................... 25,000     820,250
 Pacific Sunwear of California, Inc.(a) ......... 51,500   1,141,755
 Payless ShoeSource, Inc. (a) ................... 13,100     755,215
 The Timberland Co., Class A (a) ................ 13,200     472,824
 Tweeter Home Entertainment
  Group, Inc. (a) ............................... 48,100     785,954
                                                         -----------
                                                           5,230,316
                                                         -----------
TELECOMMUNICATIONS--0.7%
 C-COR.net Corp. (a) ............................ 58,700     410,900
                                                         -----------
TRANSPORTATION--2.7%
 EGL, Inc. (a) ..................................  8,500     144,160
 Swift Transportation Co., Inc. (a) ............. 31,900     743,270
 USFreightways Corp. ............................ 21,000     795,270
                                                         -----------
                                                           1,682,700
                                                         -----------
TOTAL COMMON STOCKS
 (Identified cost $61,312,782) ..................         60,125,201
                                                         -----------


              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                             FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.

PORTFOLIOS OF INVESTMENTS (CONTINUED)
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT
DESCRIPTION                                       (000)      VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT SMALL CAP PORTFOLIO (CONCLUDED)

REPURCHASE AGREEMENT--3.5%
 State Street Corp., 1.88%, 07/01/02
  (Dated 06/28/02, collateralized by
  $2,220,000 United States Treasury
  Note, 3.50%, 11/15/06, with a value
  of $2,192,250)
  (Identified cost $2,145,000) ................  $2,145  $ 2,145,000
                                                         -----------


DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
 (Identified cost $63,457,782) (b) ............  101.1%  $62,270,201
LIABILITIES IN EXCESS OF CASH
 AND OTHER ASSETS .............................   (1.1)     (687,610)
                                                 ------  -----------
NET ASSETS ....................................  100.0%  $61,582,591
                                                 ======  ===========





              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                             FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.

PORTFOLIOS OF INVESTMENTS (CONTINUED)
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                       SHARES      VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

COMMON STOCKS--96.4%

AUSTRALIA--1.6%
 BHP Billiton, Ltd. ............................ 124,391  $  719,217
                                                          ----------
BELGIUM--1.5%
 Fortis ........................................  29,900     640,194
                                                          ----------
FINLAND--1.6%
 Nokia Oyj .....................................  32,200     471,286
 UPM-Kymmene Oyj ...............................   6,450     253,909
                                                          ----------
 TOTAL FINLAND .................................             725,195
                                                          ----------
FRANCE--10.3%
 Alcatel SA ....................................  30,700     213,448
 BNP Paribas SA ................................  24,160   1,336,183
 Carrefour SA ..................................   8,000     432,964
 Lagardere SCA .................................  14,730     637,755
 Schneider Electric SA (a) .....................   4,200     225,854
 Suez SA .......................................  19,150     510,638
 TotalFinaElf SA ...............................   7,243   1,175,984
                                                          ----------
 TOTAL FRANCE ..................................           4,532,826
                                                          ----------
GERMANY--6.1%
 Allianz AG, Registered Shares .................   1,838     371,119
 Bayerische Motoren Werke AG ...................   8,300     340,986
 E.ON AG .......................................  16,755     972,150
 Metro AG ......................................  18,600     572,206
 Siemens AG, Registered Shares .................   7,300     438,192
                                                          ----------
 TOTAL GERMANY .................................           2,694,653
                                                          ----------
HONG KONG--0.5%
 CLP Holdings, Ltd. ............................  50,500     200,706
                                                          ----------
IRELAND--3.1%
 Allied Irish Banks PLC ........................  44,000     579,681
 Bank of Ireland ...............................  20,400     253,450
 CRH PLC .......................................  32,047     536,461
                                                          ----------
 TOTAL IRELAND .................................           1,369,592
                                                          ----------
ITALY--7.5%
 Alleanza Assicurazioni ........................  42,980     412,585
 ENI SpA .......................................  83,075   1,320,922
 Sanpaolo IMI SpA ..............................  61,050     612,577
 Telecom Italia SpA ............................ 119,500     935,884
                                                          ----------
 TOTAL ITALY ...................................           3,281,968
                                                          ----------
JAPAN--15.6%
 ACOM Co., Ltd. ................................   9,200     628,633
 AIFUL Corp. ...................................   3,300     216,403
 Canon, Inc. ADR ...............................  19,500     737,685
 East Japan Railway Co. ........................     106     496,129
 Nikko Cordial Corp. ........................... 140,000     706,658


DESCRIPTION                                       SHARES      VALUE
--------------------------------------------------------------------------------
 Nippon Telegraph & Telephone Corp. ............     123  $  505,915
 Nissan Motor Co., Ltd. ........................ 118,000     817,120
 NTT DoCoMo, Inc. ..............................     182     447,939
 Orix Corp. ....................................   4,700     379,184
 Sony Corp. ADR ................................  16,108     855,335
 Toyota Motor Corp. ............................  41,200   1,093,075
                                                          ----------
 TOTAL JAPAN ...................................           6,884,076
                                                          ----------
NETHERLANDS--14.5%
 ABN AMRO Holding NV ...........................  55,900   1,015,254
 Akzo Nobel NV .................................  18,200     792,488
 Heineken NV ...................................  16,851     739,572
 ING Groep NV ..................................  27,800     713,837
 Koninklijke (Royal) KPN NV (a) ................ 200,200     937,181
 Koninklijke (Royal) Philips
  Electronics NV ...............................  32,150     897,610
 Royal Dutch Petroleum Co. .....................  16,300     907,920
 Wolters Kluwer NV .............................  20,500     389,124
                                                          ----------
 TOTAL NETHERLANDS .............................           6,392,986
                                                          ----------

PORTUGAL--0.7%
 Portugal Telecom SGPS SA,
  Registered Shares ............................  46,162     325,966
                                                          ----------
SINGAPORE--1.8%
 Oversea-Chinese Banking Corp., Ltd. ...........  64,050     424,160
 United Overseas Bank, Ltd. ADR   ..............  25,242     362,904
                                                          ----------
 TOTAL SINGAPORE ...............................             787,064
                                                          ----------
SPAIN--2.5%
 Altadis SA ....................................  26,200     540,790
 Endesa SA .....................................  39,215     569,699
                                                          ----------
 TOTAL SPAIN ...................................           1,110,489
                                                          ----------
SWEDEN--1.0%
 Investor AB, B Shares .........................  49,500     433,575
                                                          ----------
SWITZERLAND--6.7%
 Compagnie Financiere Richemont
  AG, A Shares .................................  19,100     434,426
 Novartis AG, Registered Shares ................  36,800   1,618,384
 UBS AG, Registered Shares (a) .................  17,500     880,145
                                                          ----------
 TOTAL SWITZERLAND .............................           2,932,955
                                                          ----------
UNITED KINGDOM--21.4%
 Abbey National PLC ............................  46,700     549,529
 Amersham PLC ..................................  54,860     484,998
 Boots Company PLC .............................  69,700     691,093
 BP PLC ........................................  74,920     629,225
 BT Group PLC (a) .............................. 112,684     432,832
 Cadbury Schweppes PLC .........................  53,540     401,105
 Diageo PLC ....................................  59,875     777,574
 GlaxoSmithKline PLC ...........................  62,000   1,340,060


              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                             FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.

PORTFOLIOS OF INVESTMENTS (CONTINUED)
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                       SHARES      VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO
 (CONCLUDED)
 HSBC Holdings PLC ............................  109,400 $ 1,258,152
 Imperial Tobacco Group PLC ...................   31,600     513,935
 Imperial Tobacco Group PLC New (a) ...........   10,880     171,974
 Kingfisher PLC ...............................   76,600     369,246
 mmO2 PLC (a) .................................  465,984     298,316
 Standard Chartered PLC .......................   42,500     453,465
 Tesco PLC ....................................  123,170     447,765
 Vodafone Group PLC ...........................  447,000     613,206
                                                         -----------
 TOTAL UNITED KINGDOM .........................            9,432,475
                                                         -----------
TOTAL COMMON STOCKS
 (Identified cost $43,757,756) ................           42,463,937
                                                         -----------


                                                PRINCIPAL
                                                 AMOUNT
DESCRIPTION                                       (000)      VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--3.4%
 State Street Corp., 1.88%, 07/01/02
  (Dated 06/28/02, collateralized by
  $1,540,000 United States Treasury
  Note, 3.50%, 11/15/06, with a
  value of $1,520,750)
  (Identified cost $1,490,000) ................  $1,490  $ 1,490,000
                                                         -----------
TOTAL INVESTMENTS
 (Identified cost $45,247,756) (b) ............    99.8% $43,953,937
CASH AND OTHER ASSETS IN EXCESS
 OF LIABILITIES ...............................     0.2       88,031
                                                  ------ -----------
NET ASSETS ....................................   100.0% $44,041,968
                                                  ====== ===========






              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                             FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.

PORTFOLIOS OF INVESTMENTS (CONTINUED)
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                       SHARES      VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO
COMMON STOCKS--89.7%
BRAZIL--3.1%
 Companhia Vale do Rio Doce
  ADR (a) ......................................   3,700  $  102,379
 Petroleo Brasileiro SA ADR ....................   3,370      63,558
 Souza Cruz SA .................................  12,900      66,118
                                                          ----------
 TOTAL BRAZIL ..................................             232,055
                                                          ----------
CHILE--2.0%
 Administradora de Fondos de
  Pensiones Provida SA ADR .....................   6,500     152,100
                                                          ----------
CROATIA--1.9%
 Pliva d.d. GDR (c) ............................   9,800     141,349
                                                          ----------
EGYPT--1.7%
 Commercial International Bank .................   9,600      57,679
 MobiNil .......................................  11,278      66,789
                                                          ----------
 TOTAL EGYPT ...................................             124,468
                                                          ----------
HONG KONG--6.0%
 China Mobile (Hong Kong), Ltd.
  ADR (a) ......................................  10,120     147,954
 CNOOC, Ltd. ADR ...............................   5,850     156,839
 Yue Yuen Industrial (Holdings), Ltd. ..........  47,000     141,302
                                                          ----------
 TOTAL HONG KONG ...............................             446,095
                                                          ----------
HUNGARY--2.7%
 EGIS Rt. ......................................   1,200      69,708
 Gedeon Richter Rt. ............................   2,320     132,898
                                                          ----------
 TOTAL HUNGARY .................................             202,606
                                                          ----------
INDIA--6.0%
 Hindalco Industries, Ltd.,
  Registered Shares GDR (c) ....................   4,300      62,535
 Hindustan Lever, Ltd. .........................  16,700      66,086
 Reliance Industries, Ltd. (a) .................  17,700      97,629
 Satyam Computer Services, Ltd. ................   7,900      37,228
 State Bank of India ...........................  37,100     182,614
                                                          ----------
 TOTAL INDIA ...................................             446,092
                                                          ----------
INDONESIA--4.3%
 PT Hanjaya Mandala Sampoerna Tbk .............. 393,000     184,931
 PT Telekomunikasi Indonesia ADR ...............  15,300     134,640
                                                          ----------
 TOTAL INDONESIA ...............................             319,571
                                                          ----------
ISRAEL--1.9%
 Bank Hapoalim, Ltd. ...........................  42,500      66,766
 Koor Industries, Ltd. (a) .....................   1,700      41,401
 TTI Team Telecom International,
  Ltd. (a) .....................................   2,100      33,621
                                                          ----------
 TOTAL ISRAEL ..................................             141,788
                                                          ----------


DESCRIPTION                                       SHARES      VALUE
--------------------------------------------------------------------------------
MALAYSIA--0.5%
 Maxis Communications Berhad (a) ...............  28,000  $   35,737
                                                          ----------
MEXICO--9.7%
 America Telecom SA de CV,
  Series A1 (a) ................................  90,000      53,394
 Carso Global Telecom, Series A1 (a) ...........  31,500      34,208
 Cemex SA de CV ADR ............................   3,112      82,032
 Fomento Economico Mexicano
  SA de CV ADR .................................   2,100      82,362
 Grupo Financiero Banorte SA de CV,
  Series O (a) .................................  41,900      96,692
 Grupo Televisa SA ADR (a) .....................   2,450      91,581
 Kimberly-Clark de Mexico SA de CV,
  Series A .....................................  28,500      75,943
 Telefonos de Mexico SA de CV,
  Series L ADR .................................   4,800     153,984
 Tubos de Acero de Mexico SA ADR ...............   5,200      47,840
                                                          ----------
 TOTAL MEXICO ..................................             718,036
                                                          ----------

PANAMA--0.6%
 Panamerican Beverages, Inc., Class A ..........   3,300      47,025
                                                          ----------
PERU--0.8%
 Credicorp, Ltd. ...............................   7,400      57,572
                                                          ----------
PHILIPPINES--1.4%
 Philippine Long Distance
  Telephone Co. ADR (a) ........................   5,600      41,776
 San Miguel Corp., Class B .....................  64,700      65,568
                                                          ----------
 TOTAL PHILIPPINES .............................             107,344
                                                          ----------
RUSSIA--3.7%
 LUKOIL ADR (a) ................................   2,960     192,026
 Mobile Telesystems ADR ........................   1,580      47,858
 Wimm-Bill-Dann Foods OJSC
  ADR (a) ......................................   1,800      37,980
                                                          ----------
 TOTAL RUSSIA ..................................             277,864
                                                          ----------
SOUTH AFRICA--13.6%
 ABSA Group, Ltd. ..............................  33,100     104,244
 Anglo American Platinum Corp., Ltd. ...........   1,100      43,210
 Iscor, Ltd. (a) ............................... 108,332     231,164
 Kumba Resources, Ltd. (a) .....................  45,800     209,676
 Old Mutual PLC ................................  44,000      62,540
 Sanlam, Ltd. .................................. 105,300      87,733
 Sappi, Ltd. ...................................   6,500      91,416
 Sasol, Ltd. ...................................   9,600     102,425
 South African Breweries PLC ...................   1,800      14,229
 South African Breweries PLC (U.K.) ............   6,700      52,441
 Steinhoff International Holdings, Ltd. ........  13,000      10,403
                                                          ----------
 TOTAL SOUTH AFRICA ............................           1,009,481
                                                          ----------


              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                             FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.

PORTFOLIOS OF INVESTMENTS (CONCLUDED)
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                       SHARES      VALUE
--------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO
 (CONCLUDED)
SOUTH KOREA--19.2%
 Hite Brewery Co., Ltd. ........................   1,690  $  104,238
 Kookmin Bank ..................................   7,150     347,099
 Korea Electric Power Corp. ....................   4,150      75,894
 KT Corp. ADR ..................................   6,870     148,735
 POSCO ADR .....................................   5,410     147,531
 Samsung Electronics Co., Ltd.
  GDR (c) ......................................   2,126     291,900
 Samsung Fire & Marine
  Insurance Co., Ltd. ..........................   2,522     155,135
 SK Telecom Co., Ltd. ADR ......................   6,245     154,813
                                                          ----------
 TOTAL SOUTH KOREA .............................           1,425,345
                                                          ----------
TAIWAN--7.9%
 China Steel Corp. GDR .........................   6,931      71,043
 Chinatrust Financial Holding ..................
  Co., Ltd. (a) ................................  87,901      77,614
 Compal Electronics, Inc., Registered
  Shares GDR ...................................  10,169      39,048
 Fubon Financial Holding Co., Ltd. ............. 178,000     177,946
 Quanta Computer, Inc. .........................  15,000      42,203
 Taiwan Cellular Corp. .........................  74,567      95,301
 United Microelectronics Corp.
  ADR (a) ......................................  11,125      81,769
                                                          ----------
 TOTAL TAIWAN ..................................             584,924
                                                          ----------
THAILAND--0.8%
 PTT Public Co., Ltd. ..........................  64,300      55,738
                                                          ----------
TURKEY--0.5%
 Turkiye Garanti Bankasi AS ADR (a), (c) .......  31,730      39,526
                                                          ----------
UNITED KINGDOM--0.4%
 Dimension Data Holdings PLC (a) ...............  45,600      28,528
                                                          ----------
VENEZUELA--1.0%
 Compania Anonima Nacional
  Telefonos de Venezuela ADR ...................   5,185      73,783
                                                          ----------
TOTAL COMMON STOCKS
 (Identified cost $6,553,146) ..................           6,667,027
                                                          ----------


DESCRIPTION                                       SHARES      VALUE
--------------------------------------------------------------------------------
PREFERRED STOCKS--6.9%

BRAZIL--6.9%
 Banco Bradesco SA .......................... 16,906,084  $   65,833
 Banco Itau SA ..............................  1,814,800     101,866
 Companhia Brasileira de Distribuicao
  Grupo Pao de Acucar ADR ...................      3,000      53,370
 Companhia de Bebidas das
  Americas ADR ..............................      5,070      78,788
 Companhia Paranaense de
  Energia-Copel ADR .........................     21,800      88,290
 Tele Norte Leste Participacoes
  SA ADR ....................................      5,044      50,188
 Telemar Norte Leste SA, Series A ...........  4,400,000      77,179
                                                          ----------
 TOTAL BRAZIL ...............................                515,514
                                                          ----------
TOTAL PREFERRED STOCKS
 (Identified cost $736,865) .................                515,514
                                                          ----------

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)
                                               ---------
REPURCHASE AGREEMENT--2.6%
 State Street Corp., 1.88%, 07/01/02
  (Dated 06/28/02, collateralized by
  $190,000 United States Treasury
  Note, 5.25%, 08/15/03, with a
  value of $199,975)
  (Identified cost $191,000) ................     $191       191,000
                                                          ----------
TOTAL INVESTMENTS
 (Identified cost $7,481,011) (b) ...........     99.2%   $7,373,541
CASH AND OTHER ASSETS IN EXCESS
 OF LIABILITIES .............................      0.8        56,788
                                                 ------   ----------
NET ASSETS ..................................    100.0%   $7,430,329
                                                 ======   ==========



              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                             FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
(a) Non-income producing security.
(b) For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) is as follows:

                                                      AGGREGATE        AGGREGATE           NET
                                                        GROSS            GROSS         UNREALIZED
                                      AGGREGATE      UNREALIZED       UNREALIZED      APPRECIATION
   PORTFOLIO                            COST        APPRECIATION     DEPRECIATION    (DEPRECIATION)
   ---------                          ---------     ------------     ------------    --------------
   Retirement Equity                $ 4,656,504      $  186,981       $  473,909      $  (286,928)
   Retirement Small Cap              63,457,782       3,871,099        5,058,680       (1,187,581)
   Retirement International Equity   45,247,756       2,024,348        3,318,167       (1,293,819)
   Retirement Emerging Markets        7,481,011         692,646          800,116         (107,470)

(c) Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among "qualified institutional buyers."
(d) Maturity date shown is the final conversion date.
(e) Zero coupon security.

SECURITY ABBREVIATIONS:

ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
REIT -- Real Estate Investment Trust







              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                             FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS (CONCLUDED)
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY INDUSTRY, FOR THOSE PORTFOLIOS PREVIOUSLY PRESENTED BY
COUNTRY:

                                                 LAZARD RETIREMENT   LAZARD RETIREMENT
                                               INTERNATIONAL EQUITY  EMERGING MARKETS
                                                     PORTFOLIO           PORTFOLIO
                                                  ---------------     ---------------
INDUSTRY
Apparel & Textiles ............................           --%                 1.9%
Automotive ....................................          5.1                   --
Banking .......................................         15.7                 14.0
Brewery .......................................          1.7                  4.5
Broadcasting ..................................           --                  1.2
Building & Construction .......................          1.2                  1.1
Chemicals .....................................          1.8                  1.3
Computers & Business Equipment ................           --                  2.0
Conglomerates .................................           --                  0.6
Diversified ...................................          3.6                   --
Drugs & Health Care ...........................          6.7                  4.6
Electronics ...................................          5.6                  5.0
Financial Services ............................         10.2                  6.5
Food & Beverages ..............................          2.7                  2.0
Forest & Paper Products .......................          0.6                  2.3
Household Products & Home Furnishings .........           --                  1.0
Industrial & Machinery ........................          0.5                   --
Insurance .....................................          1.8                  4.1
Medical Products & Services ...................          1.1                   --
Metals & Mining ...............................          1.6                  5.6
Oil & Gas .....................................          9.2                  7.7
Printing & Publishing .........................          0.9                   --
Retail ........................................          6.7                  0.7
Steel .........................................           --                  6.7
Telecommunications ............................         11.8                 18.2
Tobacco .......................................          2.8                  3.4
Transportation ................................          1.1                   --
Utilities .....................................          4.0                  2.2
                                                        -----                -----
Subtotal ......................................         96.4                 96.6
Repurchase Agreements .........................          3.4                  2.6
                                                        -----                -----
Total Investments .............................         99.8%                99.2%
                                                        =====                =====





              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                             FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         LAZARD        LAZARD
                                                            LAZARD         LAZARD      RETIREMENT    RETIREMENT
                                                          RETIREMENT     RETIREMENT   INTERNATIONAL   EMERGING
                                                            EQUITY        SMALL CAP      EQUITY        MARKETS
                                                           PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value ...................... $4,369,576   $62,270,201   $43,953,937     $7,373,541
Cash .....................................................     97,385           527           474            475
Foreign currency .........................................         --            --       101,379         25,228
Receivables for:
  Investments sold .......................................     74,930       757,710       729,814         27,003
  Dividends and interest .................................      5,990        45,174        74,085         20,069
  Capital stock sold .....................................         --        79,596       114,602         31,838
Due from Investment Manager ..............................      4,768            --            --          5,031
Deferred organizational expenses .........................      1,240         1,065         1,585          1,065
                                                           ----------   -----------   -----------     ----------
Total assets .............................................  4,553,889    63,154,273    44,975,876      7,484,250
                                                           ----------   -----------   -----------     ----------
LIABILITIES
Payables for:
  Investments purchased ..................................     60,365     1,415,568       877,300         46,289
  Capital stock repurchased ..............................      3,548        70,931           477          3,677
Management fees payable ..................................         --        33,438        12,132             --
Accrued directors' fees payable ..........................         21           100            97             13
Accrued distribution fees payable ........................        944        12,412         8,412          1,617
Other accrued expenses and payables ......................     19,197        39,233        35,490          2,325
                                                           ----------   -----------   -----------     ----------
Total liabilities ........................................     84,075     1,571,682       933,908         53,921
                                                           ----------   -----------   -----------     ----------
Net assets ............................................... $4,469,814   $61,582,591   $44,041,968     $7,430,329
                                                           ==========   ===========   ===========     ==========
NET ASSETS
Paid in capital .......................................... $5,236,076   $60,452,812   $51,315,502     $8,894,924
Undistributed (distributions in excess of)
  investment income--net .................................     15,496       (70,961)      353,516         39,934
Unrealized appreciation (depreciation) on:
  Investments--net .......................................   (286,928)   (1,187,581)   (1,293,819)      (107,470)
  Foreign currency--net ..................................         --            --         3,842            587
Accumulated undistributed realized gain (loss)--net ......   (494,830)    2,388,321    (6,337,073)    (1,397,646)
                                                           ----------   -----------   -----------     ----------
Net assets ............................................... $4,469,814   $61,582,591   $44,041,968     $7,430,329
                                                           ==========   ===========   ===========     ==========

Shares of capital stock outstanding* .....................    518,998     4,838,194     4,792,114        983,945
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE   $     8.61   $     12.73   $      9.19     $     7.55

Cost of investments in securities ........................ $4,656,504   $63,457,782   $45,247,756     $7,481,011
Cost of foreign currency ................................. $       --   $        --   $   101,312     $   25,117

* $0.001 par value, 500,000,000 shares authorized for the Portfolios in total.



              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                             FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          LAZARD        LAZARD
                                                            LAZARD         LAZARD      RETIREMENT    RETIREMENT
                                                          RETIREMENT     RETIREMENT   INTERNATIONAL   EMERGING
                                                            EQUITY        SMALL CAP      EQUITY        MARKETS
                                                           PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME:
  Interest ............................................... $   3,316   $    40,790   $    11,654      $  3,951
  Dividends ..............................................    39,674       228,117       548,083        92,676
                                                           ---------   -----------   -----------      --------
Total investment income* .................................    42,990       268,907       559,737        96,627
                                                           ---------   -----------   -----------      --------
EXPENSES:
  Management fees ........................................    18,400       207,194       139,302        33,846
  Administration fees ....................................    19,189        23,930        22,140        19,385
  Distribution fees ......................................     6,133        69,065        46,434         8,462
  Custodian fees .........................................    18,568        27,148        60,499        34,854
  Professional services ..................................    13,049        27,807        23,110        13,227
  Registration fees ......................................        23         4,769         1,798           500
  Shareholders' services .................................     7,031         7,162         7,526         6,787
  Directors' fees and expenses ...........................       136         1,387           957           166
  Shareholders' reports ..................................       801         8,326         5,703           994
  Amortization of organizational expenses ................     1,767         1,636         2,243         1,636
  Other ..................................................       377           991           787           385
                                                           ---------   -----------   -----------      --------
Total expenses before fees waived and expenses reimbursed     85,474       379,415       310,499       120,242
  Management fees waived and expenses reimbursed .........   (45,390)      (31,412)      (75,205)      (56,768)
  Administration fees waived .............................    (9,375)       (3,125)       (3,125)       (9,375)
  Expense reductions .....................................       (42)          (50)           --            --
                                                           ---------   -----------   -----------      --------
Expenses--net ............................................    30,667       344,828       232,169        54,099
                                                           ---------   -----------   -----------      --------
INVESTMENT INCOME (LOSS)--NET ............................    12,323       (75,921)      327,568        42,528
                                                           ---------   -----------   -----------      --------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY--NET
  Realized gain (loss) on:
    Investments--net .....................................  (209,286)    2,551,819    (1,659,803)     (283,341)
    Foreign currency--net ................................        --            --       (51,783)       (9,930)
  Change in net unrealized appreciation (depreciation) on:
    Investments--net .....................................  (218,424)   (5,237,639)    1,761,634       360,458
    Foreign currency--net ................................        --            --         5,243           923
                                                           ---------   -----------   -----------      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY--NET ..................  (427,710)   (2,685,820)       55,291        68,110
                                                           ---------   -----------   -----------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ........................................ $(415,387)  $(2,761,741)  $   382,859      $110,638
                                                           =========   ===========   ===========      ========
*Net of foreign withholding taxes of ..................... $     276   $        --   $    78,153      $ 10,508
                                                           =========   ===========   ===========      ========



              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                             FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.

STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------
                                                              LAZARD RETIREMENT                 LAZARD RETIREMENT
                                                              EQUITY PORTFOLIO                 SMALL CAP PORTFOLIO
                                                      ------------------------------    ------------------------------
                                                      SIX MONTHS ENDED   YEAR ENDED     SIX MONTHS ENDED   YEAR ENDED
                                                        JUNE 30 2002,   DECEMBER 31,      JUNE 30, 2002   DECEMBER 31,
                                                         (UNAUDITED)        2001           (UNAUDITED)        2001
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Investment income (loss)--net ........................ $   12,323      $   31,485        $  (75,921)    $    23,263
  Realized gain (loss) on investments and
    foreign currency--net ..............................   (209,286)       (171,619)        2,551,819       2,204,350
  Change in unrealized appreciation (depreciation)--net    (218,424)        (85,106)       (5,237,639)      2,859,329
                                                         ----------      ----------        ----------     -----------
Net increase (decrease) in net assets resulting
  from operations ......................................  (415,387)        (225,240)       (2,761,741)      5,086,942
                                                         ----------      ----------        ----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From investment income--net ..........................         --         (30,524)               --         (27,137)
  From realized gains--net .............................         --              --                --      (2,374,837)
                                                         ----------      ----------        ----------     -----------
Net decrease in net assets resulting from distributions          --         (30,524)               --      (2,401,974)
                                                         ----------      ----------        ----------     -----------
CAPITAL STOCK TRANSACTIONS:
  Net proceeds from sales ..............................    829,892       7,068,029        34,063,230      33,241,930
  Net proceeds from reinvestment of distributions ......         --          30,524                --       2,401,974
  Cost of shares redeemed ..............................   (959,240)     (5,060,172)      (11,882,654)    (11,370,230)
                                                         ----------      ----------        ----------     -----------
Net increase (decrease) in net assets from
  capital stock transactions ...........................   (129,348)      2,038,381        22,180,576      24,273,674
                                                         ----------      ----------        ----------     -----------
Total increase (decrease) in net assets ................   (544,735)      1,782,617        19,418,835      26,958,642
Net assets at beginning of period ......................  5,014,549       3,231,932        42,163,756      15,205,114
                                                         ----------      ----------        ----------     -----------
Net assets at end of period* ........................... $4,469,814      $5,014,549       $61,582,591     $42,163,756
                                                         ==========      ==========       ===========     ===========
SHARES ISSUED AND REPURCHASED:
  Shares outstanding at beginning of period ............    534,559         316,986         3,223,779       1,294,428
                                                         ----------      ----------        ----------     -----------
  Shares sold ..........................................     88,671         715,088         2,514,049       2,663,614
  Shares issued to shareholders from reinvestment
    of distributions ...................................         --           3,311                --         189,954
  Shares repurchased ...................................   (104,232)       (500,826)         (899,634)       (924,217)
                                                         ----------      ----------        ----------     -----------
  Net increase (decrease) ..............................    (15,561)        217,573         1,614,415       1,929,351
                                                         ----------      ----------        ----------     -----------
  Shares outstanding at end of period ..................    518,998         534,559         4,838,194       3,223,779
                                                         ==========      ==========        ==========     ===========
*Includes undistributed (distributions in excess of)
  investment income--net ............................... $   15,496      $    3,173        $  (70,961)    $     4,960
                                                         ==========      ==========        ==========     ===========



              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                             FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

----------------------------------------------------------------------------------------------------------------------
                                                              LAZARD RETIREMENT                LAZARD RETIREMENT
                                                      INTERNATIONAL EQUITY PORTFOLIO      EMERGING MARKETS PORTFOLIO
                                                      ------------------------------    ------------------------------
                                                      SIX MONTHS ENDED   YEAR ENDED     SIX MONTHS ENDED   YEAR ENDED
                                                        JUNE 30 2002,   DECEMBER 31,      JUNE 30, 2002   DECEMBER 31,
                                                         (UNAUDITED)        2001           (UNAUDITED)        2001
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Investment income (loss)--net ....................... $   327,568      $  126,124       $    42,528     $    26,649
                                                        -----------      ----------       -----------     -----------
  Realized gain (loss) on investments and
    foreign currency--net .............................  (1,711,586)     (4,703,121)         (293,271)       (925,930)
  Change in unrealized appreciation (depreciation)--net   1,766,877      (2,055,634)          361,381         550,312
                                                        -----------      ----------       -----------     -----------
Net increase (decrease) in net assets resulting
  from operations .....................................     382,859      (6,632,631)          110,638        (348,969)
                                                        -----------      ----------       -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From investment income--net .........................          --          (1,339)               --         (23,623)
  From realized gains--net ............................          --         (88,172)               --              --
                                                        -----------      ----------       -----------     -----------
Net decrease in net assets resulting from distributions          --         (89,511)               --         (23,623)
                                                        -----------      ----------       -----------     -----------
CAPITAL STOCK TRANSACTIONS:
  Net proceeds from sales .............................  14,279,957      21,157,664         6,069,739       4,501,524
  Net proceeds from reinvestment of distributions .....          --          89,511                --          23,623
  Cost of shares redeemed .............................  (2,931,507)     (3,151,323)       (3,657,440)     (4,033,754)
                                                        -----------      ----------       -----------     -----------
Net increase (decrease) in net assets from
  capital stock transactions ..........................  11,348,450      18,095,852         2,412,299         491,393
                                                        -----------      ----------       -----------     -----------
Total increase (decrease) in net assets ...............  11,731,309      11,373,710         2,522,937         118,801
Net assets at beginning of period .....................  32,310,659      20,936,949         4,907,392       4,788,591
                                                        -----------      ----------       -----------     -----------
Net assets at end of period* .......................... $44,041,968     $32,310,659       $ 7,430,329     $ 4,907,392
                                                        ===========     ===========       ===========     ===========
SHARES ISSUED AND REPURCHASED:
  Shares outstanding at beginning of period ...........   3,552,781       1,743,537           683,959         631,227
                                                        -----------      ----------       -----------     -----------
  Shares sold .........................................   1,564,465       2,111,337           765,546         639,650
  Shares issued to shareholders from reinvestment
    of distributions ..................................          --           9,041                --           3,321
  Shares repurchased ..................................    (325,132)       (311,134)         (465,560)       (590,239)
                                                        -----------      ----------       -----------     -----------
  Net increase (decrease) .............................   1,239,333       1,809,244           299,986          52,732
                                                        -----------      ----------       -----------     -----------
  Shares outstanding at end of period .................   4,792,114       3,552,781           983,945         683,959
                                                        ===========     ===========       ===========     ===========
*Includes undistributed (distributions in excess of)
  investment income--net .............................. $   353,516     $    25,948       $    39,934     $    (2,594)
                                                        ===========     ===========       ===========     ===========



              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                             FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD RETIREMENT EQUITY PORTFOLIO

                                            SIX MONTHS              YEAR ENDED                 FOR THE PERIOD
                                              ENDED       -----------------------------------    3/18/98* TO
                                             6/30/02+     12/31/01      12/31/00     12/31/99     12/31/98
                                             --------     --------      --------     --------  --------------
Net asset value, beginning of period .......   $ 9.38      $ 10.20       $ 11.53      $ 11.05      $ 10.00
                                             --------     --------      --------      -------      -------
Income (loss) from investment operations:
  Net investment income (loss) .............     0.02         0.06          0.07         0.06         0.02
  Net realized and unrealized gain (loss) ..    (0.79)       (0.82)        (0.10)        0.83         1.06
                                             --------     --------      --------      -------      -------
  Total from investment operations .........    (0.77)       (0.76)        (0.03)        0.89         1.08
                                             --------     --------      --------      -------      -------
Less distributions from:
  Net investment income ....................       --        (0.06)        (0.07)       (0.06)       (0.02)
  Net realized gains .......................       --           --         (1.23)       (0.35)       (0.01)
                                             --------     --------      --------      -------      -------
  Total distributions ......................       --        (0.06)        (1.30)       (0.41)       (0.03)
                                             --------     --------      --------      -------      -------
Net asset value, end of period ............. $   8.61     $   9.38      $  10.20      $ 11.53      $ 11.05
                                             ========     ========      ========      =======      =======
TOTAL RETURN (a) ...........................  (8.21)%      (7.47)%       (0.09)%        8.16%       10.89%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...  $ 4,470       $ 5,015     $  3,232     $  2,835     $  2,513
Ratios to average net assets:
  Net expenses (b) .........................    1.25%        1.25%         1.25%        1.33%        1.50%
  Gross expenses (b) .......................    3.48%        3.25%         5.07%        5.63%       21.32%
  Net investment income (b) ................    0.50%        0.63%         0.74%        0.42%        0.53%
Portfolio turnover rate ....................      44%         141%          133%          35%          40%

LAZARD RETIREMENT SMALL CAP PORTFOLIO
                                            SIX MONTHS                        YEAR ENDED                   FOR THE PERIOD
                                              ENDED       ------------------------------------------------    3/18/98* TO
                                             6/30/02+     12/31/01      12/31/00     12/31/99     12/31/98     12/31/98
                                             --------     --------      --------     --------  ----------- --------------
Net asset value, beginning of period ....... $  13.08     $  11.75       $  9.82     $   9.52    $    9.84     $  10.00
                                             --------     --------       -------     --------    ---------     --------
Income (loss) from investment operations:
  Net investment income (loss) .............    (0.02)        0.01          0.03         0.02           --         0.02
  Net realized and unrealized gain (loss) ..    (0.33)         2.15         2.03         0.46        (0.32)       (0.16)
                                             --------     --------       -------     --------    ---------     --------
  Total from investment operations .........    (0.35)        2.16          2.06         0.48        (0.32)       (0.14)
                                             --------     --------       -------     --------    ---------     --------
Less distributions from:
  Net investment income ....................       --        (0.01)        (0.03)       (0.02)          --        (0.02)
  Net realized gains .......................       --        (0.82)        (0.10)       (0.16)          --           --
                                             --------     --------       -------     --------    ---------     --------
  Total distributions ......................       --        (0.83)        (0.13)       (0.18)          --        (0.02)
                                             --------     --------       -------     --------    ---------     --------
Net asset value, end of period ............. $  12.73     $  13.08       $ 11.75     $   9.82    $    9.52     $   9.84
                                             ========     ========       =======     ========    =========     ========
TOTAL RETURN (a) ...........................  (2.68)%       18.63%        21.05%        5.13%      (3.22)%      (1.44)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ... $ 61,583     $ 42,164       $15,205     $  2,709   $    1,704     $    591
Ratios to average net assets:
  Net expenses (b) .........................    1.25%        1.25%         1.25%        1.32%        1.50%        1.50%
  Gross expenses (b) .......................    1.37%        1.67%         2.76%        7.31%       16.20%       52.55%
  Net investment income (loss) (b) .........  (0.27)%        0.09%         0.42%        0.16%      (0.18)%        0.71%
Portfolio turnover rate ....................      44%          78%           67%          73%          61%           0%

+   Unaudited.
*   Commencement of operations.
(a) Total returns assume changes in share price and reinvestment of all dividends and distributions. Periods of less than one year are not annualized.
(b) Annualized for periods of less than one year.



              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                             FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.

FINANCIAL HIGHLIGHTS (CONCLUDED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

                                            SIX MONTHS              YEAR ENDED                 FOR THE PERIOD
                                              ENDED       -----------------------------------    9/1/98* TO
                                             6/30/02+     12/31/01      12/31/00     12/31/99     12/31/98
                                             --------     --------      --------     --------  --------------
Net asset value, beginning of period ....... $   9.09     $  12.01      $  13.49     $  11.23      $ 10.00
                                             --------     --------      --------      -------      -------
Income (loss) from investment operations:
  Net investment income (loss) .............     0.07         0.01          0.10         0.08        (0.04)
  Net realized and unrealized gain (loss) ..     0.03        (2.90)        (1.40)        2.32         1.27
                                             --------     --------      --------      -------      -------
  Total from investment operations .........     0.10        (2.89)        (1.30)        2.40         1.23
                                             --------     --------      --------      -------      -------
Less distributions from:
  Net investment income ....................       --           --(c)      (0.08)       (0.07)          --
  Net realized gains .......................       --        (0.03)        (0.10)       (0.07)          --
                                             --------     --------      --------      -------      -------
  Total distributions ......................       --        (0.03)        (0.18)       (0.14)          --
                                             --------     --------      --------      -------      -------
Net asset value, end of period ............. $   9.19     $   9.09      $  12.01      $ 13.49      $ 11.23
                                             ========     ========      ========      =======      =======
TOTAL RETURN (a) ...........................    1.21%     (24.06)%       (9.62)%       21.41%       12.30%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ... $ 44,042     $ 32,311      $ 20,937      $ 6,308      $   513
Ratios to average net assets:
  Net expenses (b) .........................    1.25%        1.25%         1.25%        1.31%        1.60%
  Gross expenses (b) .......................    1.67%        1.94%         2.32%       12.94%       48.67%
  Net investment income (loss) (b) .........    1.76%        0.50%         0.72%        0.85%      (0.58)%
Portfolio turnover rate ....................      28%          58%           32%          22%           7%

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO
                                            SIX MONTHS                        YEAR ENDED                   FOR THE PERIOD
                                              ENDED       ------------------------------------------------    11/4/97* TO
                                             6/30/02+     12/31/01      12/31/00     12/31/99     12/31/98     12/31/97
                                             --------     --------      --------     --------  ----------- --------------
Net asset value, beginning of period ....... $   7.17     $   7.59      $ 11.01      $   7.26    $    9.49     $  10.00
                                             --------     --------      --------     --------    ---------     --------
Income (loss) from investment operations:
  Net investment income (loss) .............     0.04         0.03          0.03         0.02         0.06         0.04
  Net realized and unrealized gain (loss) ..     0.34        (0.42)        (3.12)        3.76        (2.23)       (0.51)
                                             --------     --------      --------     --------    ---------     --------
  Total from investment operations .........     0.38        (0.39)        (3.09)        3.78        (2.17)       (0.47)
                                             --------     --------      --------     --------    ---------     --------
Less distributions from:
  Net investment income ....................       --        (0.03)        (0.01)       (0.03)       (0.06)       (0.04)
  Net realized gains .......................       --           --         (0.32)          --           --           --
                                             --------     --------      --------     --------    ---------     --------
  Total distributions ......................       --        (0.03)        (0.33)       (0.03)       (0.06)       (0.04)
                                             --------     --------      --------     --------    ---------     --------
Net asset value, end of period ............. $   7.55     $   7.17      $   7.59     $  11.01    $    7.26     $   9.49
                                             ========     ========      ========     ========    =========     ========
TOTAL RETURN (a) ...........................    5.30%      (5.07)%      (28.07)%       52.09%     (22.85)%      (4.71)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ... $  7,430     $  4,907      $  4,789     $  4,568    $   1,249     $  1,429
Ratios to average net assets:
  Net expenses (b) .........................    1.60%        1.60%         1.60%        1.64%        1.80%        1.80%
  Gross expenses (b) .......................    3.55%        4.21%         4.15%        9.59%       14.37%       23.17%
  Net investment income (b) ................    1.26%        0.52%         0.42%        0.39%        0.83%        1.96%
Portfolio turnover rate ....................      26%          63%           54%          45%          44%           0%

+   Unaudited.
*   Commencement of operations.
(a) Total returns assume changes in share price and reinvestment of all dividends and distributions. Periods of less than one year are not annualized.
(b) Annualized for periods of less than one year.
(c) Amount is less than $0.01 per share.


              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE
                             FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Lazard Retirement Series, Inc. (the "Fund") was incorporated in Maryland on February 13, 1997 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of seven no-load portfolios (each referred to as a "Portfolio"), which are offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The Fund may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis. Currently, only the following four Portfolios, each of which is "diversified", as defined in the Act, are offered: Lazard Retirement Equity Portfolio ("Equity Portfolio"), Lazard Retirement Small Cap Portfolio ("Small Cap Portfolio"), Lazard Retirement International Equity Portfolio ("International Equity Portfolio") and Lazard Retirement Emerging Markets Portfolio ("Emerging Markets Portfolio"). Each of the other three Portfolios had not commenced operations as of June 30, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies:

(A) VALUATION OF INVESTMENTS--Market values for equity securities listed on the New York Stock Exchange ("NYSE"), NASDAQ national market or other U.S. exchanges or markets are based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price; securities not traded on the valuation date are valued at the closing bid price.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers' quotations.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors.

(B) PORTFOLIO SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Portfolio securities transactions are accounted for on trade date. Realized gains and losses on sales of investments are recorded on a specific identification basis.

Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The Portfolios amortize premium and accrete discount on fixed-income securities using the effective yield method.

(C) REPURCHASE AGREEMENTS--In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the fair value of which at all times is required to be at least equal to the principal amount, plus accrued interest, of the repurchase transaction. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by a Portfolio may be delayed or limited.

(D) FOREIGN CURRENCY TRANSLATION--The accounting records of the Portfolios are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss on investments. Net realized gains (losses) on foreign currency transactions represents net foreign currency gains (losses) on disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on a Portfolio's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

(E) FEDERAL INCOME TAXES--The Fund's policy is to continue to have each Portfolio qualify as a regulated investment company under the Internal Revenue Code and to distribute all its taxable income, including any realized net capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2001, the following Portfolios had available for federal income tax purposes unused realized capital losses which can be used to offset future realized capital gains as follows:

PORTFOLIO                         EXPIRING 2009
---------                         -------------
Equity                               $ 88,896
International Equity                2,886,750
Emerging Markets                      475,627

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

Under current tax law, certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2001, the following Portfolios elected to defer net capital and currency losses arising between November 1, 2001 and December 31, 2001, as follows:

PORTFOLIO                            AMOUNT
---------                          ----------
Equity                             $  166,853
Small Cap                              15,028
International Equity                1,249,107
Emerging Markets                      276,434

(F) DIVIDENDS AND DISTRIBUTIONS--Each Portfolio intends to declare and to pay dividends annually from net investment income. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolio if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders; however, to avoid taxation, a second distribution may be required.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions. Book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

(G) ORGANIZATIONAL EXPENSES--Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations. In the event that any of the initial shares of any of the Portfolios are redeemed during such amortization period, the appropriate Portfolio will be reimbursed by the initial shareholder for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

(H) ALLOCATION OF EXPENSES--Expenses not directly chargeable to a specific Portfolio are allocated among the Portfolios primarily on the basis of relative net assets.

(I) EXPENSE REDUCTIONS--Portfolios leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expenses and report the amount of such credits separately as an expense reduction.

(J) ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION AGREEMENTS

The Fund has entered into an investment management agreement (the "Management Agreement") with Lazard Asset Management (the "Investment Manager"). Pursuant to the Management Agreement, the Investment Manager regularly provides each Portfolio with investment research, advice and supervision and furnishes continuously an investment program for the Portfolio consistent with its investment objective and policies, including the purchase, retention and disposition of securities. Each Portfolio pays the Investment Manager a management fee, accrued daily and payable monthly, at the annual rate set forth below as a percentage of its average daily net assets:

PORTFOLIO                          ANNUAL RATE
---------                          -----------
Equity                                 0.75%
Small Cap                              0.75
International Equity                   0.75
Emerging Markets                       1.00

The Investment Manager has voluntarily agreed to reduce its fees and, if necessary, reimburse the following Portfolios if annualized operating expenses exceed the following percentages of average daily net assets:

                                      ANNUAL
PORTFOLIO                       OPERATING EXPENSES
---------                       ------------------
Equity                                 1.25%
Small Cap                              1.25
International Equity                   1.25
Emerging Markets                       1.60

The Fund has entered into an administrative agreement with State Street Corporation ("State Street") to provide certain administrative services. Each Portfolio bears the cost of such services at a fixed annual rate of $37,500, plus 0.02% of average daily net assets up to $1 billion and 0.01% of average daily net assets over $1 billion. Through February 2002, State Street waived one half of the $37,500 fixed annual rate for all Portfolios. Beginning March 2002, State Street agreed to waive one half of the $37,500 fixed annual rate for the Equity and Emerging Markets Portfolios until each of the Portfolio's net assets reach $25 million.

The Fund has a distribution agreement with Lazard Freres & Co. LLC ("LF & Co.") pursuant to which LF & Co. acts as distributor for shares of each Portfolio and bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred in connection with the distribution of Portfolio shares.

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

LF & Co. provides each Portfolio with distribution services pursuant to a Distribution and Servicing Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, each Portfolio pays a monthly fee to LF & Co., at an annual rate of 0.25% of the average daily net assets of the Portfolio, for distribution and servicing of accounts. LF & Co. may make payments to participating insurance companies, or to certain financial institutions, securities dealers and other industry professionals, for providing these services.

Certain Directors of the Fund are Managing Directors of the Investment Manager. The Fund pays each Director who is not an employee or an affiliated person of the Investment Manager its allocated portion of a fixed fee of $30,000 per year, plus $2,500 per meeting attended for the Fund and The Lazard Funds, Inc., another multi-portfolio fund advised by the Investment Manager, and reimburses such Directors for travel and other out of pocket expenses. In addition, the Chairman of the Audit Committee for the Fund and The Lazard Funds, Inc. also receives an annual fee of $5,000.

4. SECURITIES TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales of portfolio securities (excluding short-term securities) for the period ended June 30, 2002 were as follows:

PORTFOLIO               PURCHASES           SALES
---------              -----------       -----------
Equity                 $ 2,072,296       $ 2,073,238
Small Cap               46,019,250        22,381,464
International Equity    21,308,884        10,176,194
Emerging Markets         4,054,125         1,667,465

For the period ended June 30, 2002, no brokerage commissions were paid to LF & Co. for portfolio transactions executed on behalf of the Portfolios.

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.

BOARD OF DIRECTORS AND OFFICERS INFORMATION
(UNAUDITED)
--------------------------------------------------------------------------------

NAME (AGE)                          POSITION(S)            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
ADDRESS                             WITH THE FUND*         AND OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS:

John J. Burke (73)                  Director               Retired; Former Vice Chairman and Director, Montana Power Company.
50 Burning Tree Lane                since April 1997
Butte, MT 59701

Kenneth S. Davidson (57)            Director               President, Davidson Capital Management Corporation; Vice Chairman
Davidson Capital                    since April 1997       of the Board of Trustees, The Juilliard School; Chairman of the Board,
Management Corporation                                     Bridgehampton Chamber Music Festival; Trustee, American Friends of the
500 Park Avenue                                            National Gallery/London.
Suite 510
New York, NY 10022

William Katz (48)                   Director               President and Chief Executive Officer of BBDO New York, an advertising
BBDO Worldwide                      since April 1997       agency; Director of BBDO Worldwide.
1285 Avenue of the Americas
New York, NY 10019

Lester Z. Lieberman (71)            Director               Private Investor; Director, Dowel Associates, a real estate developer;
25 Lindsley Drive                   since April 1997       Chairman, Healthcare Foundation of NJ; Director, Cives Steel Co.;
Morristown, NJ 07960                                       Director, Northside Power Transmission Co.; Advisory Trustee, New Jersey
                                                           Medical School; Trustee and Chairman of Investment Committee, Clarkson
                                                           University.

Richard Reiss, Jr. (58)             Director               Managing Partner, Georgica Advisors, LLC, an investment manager;
Georgica Advisors LLC               since April 1997       Director, Lazard Alternative Strategies Fund, LLC; Director, O'Charley's,
Carnegie Hall Tower                                        Inc., a restaurant chain.
152 West 57th Street
46th Floor
New York, NY 10019

INTERESTED DIRECTORS**:

Norman Eig (61)                     Chairman of the        Vice Chairman and Managing Director, LF & Co.
Lazard Asset Management             Board
30 Rockefeller Plaza                since April 1997
New York, NY 10112

Herbert W. Gullquist (65)           President and          Vice Chairman and Managing Director, LF & Co.; Chief Investment Officer
Lazard Asset Management             Director since April   of the Investment Manager.
30 Rockefeller Plaza                1997
New York, NY 10112

John Rutledge (53)                  Director               Chairman, Rutledge Capital, LLC, an economics and investment advisory
Rutledge Capital, LLC               since April 1997       firm; Director, Strategic Optical Holdings Corp.; Director, Framed
101 Dingletown Road                                        Picture Enterprise; Director, Crom Corporation, a water storage system
Greenwich, CT 06830                                        manufacturer; Director, Earle M. Jorgensen Co., a steel service center company; Director, Amerindo Funds, Inc., a family of four investment portfolios; Director, Vingage Corporation, a streaming video company;
                                                           Chairman of Advisory Board, Saugatuck Capital; Chairman, Stairmaster
                                                           Sports Medical; Chairman, Adobe Corp., an evaporative cooler company.


* Each Director serves an indefinite term, until his successor is elected, and serves in such capacity for 15 Lazard portfolios.

**  Mr. Eig and Mr. Gullquist are "interested persons" (as defined in the 1940
    Act) of the Fund ("Interested Directors") because of their positions with LF & Co.; Mr. Rutledge is an Interested Director because of a family member's position with the Investment Manager.

The Fund's Statement of Additional Information contains further information about the Directors and is available without charge by calling (800) 887-4929.

--------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.

BOARD OF DIRECTORS AND OFFICERS INFORMATION (CONCLUDED)
(UNAUDITED)
--------------------------------------------------------------------------------

NAME (AGE)                    POSITION(S)
ADDRESS                       WITH THE FUND*                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
OFFICERS:

Nathan A. Paul (29)           Vice President and Secretary   Director, LF & Co.; General Counsel of the Investment Manager; from
Lazard Asset Management       since April 2002               September 1997 to October 2000, an Associate at Schulte Roth &
30 Rockefeller Plaza                                         Zabel LLP, a law firm.
New York, NY 10112

Bernard J. Grzelak (31)       Treasurer                      Vice President of the Investment Manager; from August 1993 to
Lazard Asset Management       since October 2000             September 2000, a Manager with Deloitte & Touche LLP.
30 Rockefeller Plaza
New York, NY 10112

Stephen St. Clair (43)        Assistant Treasurer            Fund Administration Manager of the Investment Manager.
Lazard Asset Management       since July 2000
30 Rockefeller Plaza
New York, NY 10112

* Each Officer serves an indefinite term, until his successor is elected, and serves in such capacity for 15 Lazard portfolios.

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






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


LAZARD RETIREMENT SERIES, INC.
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-887-4929
http://www.LazardNet.com

INVESTMENT MANAGER
Lazard Asset Management
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

DISTRIBUTOR
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112-6300

CUSTODIAN
State Street Corporation
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 9363
Boston, Massachusetts 02205-9363
Telephone: 800-986-3455

INDEPENDENT PUBLIC ACCOUNTANTS
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

LEGAL COUNSEL
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

This report is for the information of the shareholders of Lazard Retirement Series, Inc. Its use in connection with any offering of the Fund's shares is authorized only in the case of a concurrent or prior delivery of the Fund's current Prospectus.

[LOGO]



[LOGO] LAZARD

    Lazard Retirement Series, Inc.   30 Rockefeller Plaza      Tel 800-887-4929
                                     New York, NY 10112-6300   www.LazardNet.com

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